Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,227,472
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,991,833	¥ 2,881,778
Pledged assets that may not be sold or repledged by secured parties	46,858,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	31,167,000	30,983,000
Fair value of securities accepted as collateral that was sold or repledged	23,699,000	23,478,000
Cash collateral pledged for derivative transactions included in Other assets	2,893,178	2,005,136
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,017,580	¥ 909,641